EARNINGS PER SHARE (Schedule Of Computation Of Basic And Diluted Net Loss Per Ordinary Share) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Net income (loss):
Income (loss) from continuing operations	$ (194,053)	$ (223,177)	$ 29,790
Income on discontinued operations, net of tax	8,701	1,520	30,288
Net income (loss)	(185,352)	(221,657)	60,078
Add: net loss attributable to noncontrolling interest		1,529	382
Net income (loss) attributable to Renren Inc. shareholders	$ (185,352)	$ (220,128)	$ 60,460
Weighted average number of ordinary shares outstanding used in computing net income (loss) per ordinary share-basic	1,022,664,396	1,019,378,556	1,059,446,436
Incremental weighted average ordinary shares from assumed exercise of stock options using the treasury stock method	4,512,567	7,857,646	8,185,273
Weighted average number of ordinary shares outstanding used in computing net income per ordinary share-diluted	1,027,176,963	1,027,236,202	1,067,631,709
Net income (loss) per ordinary share attributable to Renren Inc. shareholders - basic:
Income (loss) per ordinary share from continuing operations	$ (0.19)	$ (0.22)	$ 0.03
Income per ordinary share from discontinued operations	0.01	0	0.03
Basic (in dollars per share)	(0.18)	(0.22)	0.06
Net (loss) income per ordinary share attributable to Renren Inc. shareholders - diluted:
Income (loss) per ordinary share from continuing operations	(0.19)	(0.22)	0.03
Income per ordinary share from discontinued operations	0.01	0	0.03
Net income (loss) per ordinary share attributable to Renren Inc. shareholders - diluted:	$ (0.18)	$ (0.22)	$ 0.06